Supplemental cash flow information	12 Months Ended
Mar. 31, 2014
Supplemental cash flow information

5. Supplemental cash flow information:

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Cash paid during the fiscal year for:
Income taxes	¥8,197	¥25,879	¥12,613
Interest	327	395	1,636
Non-cash investing and financing activities:
Capital leasing receivables	31	—	—
Capital lease obligations	214	206	499
Change in ownership of subsidiaries in connection with share exchange transaction
—Change in common stock	—	3,270	4,279
—Change in treasury stock	—	16,710	20,655